Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Measured at Fair Value on a Recurring Basis

Description	Level	September 30, 2023	December 31, 2022
Liabilities:
Bifurcated embedded derivative liabilities	3	$1,552,781	$893,216
Bifurcated embedded derivative liabilities—related party	3	$3,024,219	$1,889,084
SAFE	3	$644,146	$829,139
SAFE—related party	3	$6,709,854	$8,636,861

Description	Level	December 31, 2022	December 31, 2021
Liabilities:
Bifurcated embedded derivative liabilities	3	$893,216	$4,000
Bifurcated embedded derivative liabilities-related party	3	$1,889,084	$—
SAFE	3	$829,139	$294,044
SAFE-related party	3	$8,636,861	$3,062,956

Schedule of Changes In Embedded Derivative Liability

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$—	$4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,365,300	619,700
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	592,409	268,891

Balance at December 31, 2022	1,889,084	893,216
Issuance of convertible notes with bifurcated embedded derivative	1,062,776	623,065
Change in fair value	72,359	36,500

Balance at September 30, 2023	$3,024,219	$1,552,781

	Fair Value
	Related Party	Third Party
Balance at December 31, 2020	$—	$—
Issuance of CP BF convertible notes with bifurcated embedded derivative	—	3,000
Change in fair value	—	1,000

Balance at December 31, 2021	—	4,000
Issuance of convertible notes with bifurcated embedded derivatives	1,365,300	619,700
Issuance of CP BF convertible notes with bifurcated embedded derivative	1,375	625
Extinguishment of Old Alco Note derivative	(70,000)	—
Change in fair value	592,409	268,891

Balance at December 31, 2022	$1,889,084	$893,216

Schedule of Movement In Simple Agreement For Future Equity

	Fair Value
	Related Party	Third Party
Balance at December 31, 2021	$3,062,956	$294,044
Change in fair value	4,001,825	384,175
Loss on modification	1,572,080	150,920

Balance at December 31, 2022	8,636,861	829,139
Change in fair value	(1,927,007)	(184,993)

Balance at September 30, 2023	$6,709,854	$644,146

	Fair Value
	Related Party	Third Party
Balance at December 31, 2020	$—	$—
Issuance of SAFEs	3,500,000	336,000
Change in fair value	(437,044)	(41,956)

Balance at December 31, 2021	3,062,956	294,044
Change in fair value	4,001,825	384,175
Loss on modification	1,572,080	150,920

Balance at December 31, 2022	$8,636,861	$829,139

7GC Co Holdings INC [Member]
Schedule of fair value on a recurring basis
September 30, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$—	$1,035,000	$—
Derivative warrant liabilities - Private Placement	$—	$661,500	$—

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$805,000	$—	$—
Derivative warrant liabilities - Private Placement	$—	$514,500	$—

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$805,000	$—	$—
Derivative warrant liabilities - Private Placement	$—	$514,500	$—
December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,023,192	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$7,015,000	$—	$—
Derivative warrant liabilities - Private	$—	$—	$4,557,000

Schedule of fair value measurements

As of December 31, 2021

Volatility	5.7%
Stock price	$9.76
Time to M&A (Yr)	0.50
Risk-free rate	1.31%
Dividend yield	0.0%

Schedule of derivative warrant liabilities

2022
Derivative warrant liabilities at January 1,	$4,557,000
Change in fair value of derivative warrant liabilities	(2,793,000)
Transfer of Public Warrants to Level 1	—

Derivative warrant liabilities at March 31, 2022,	1,764,000
Change in fair value of derivative warrant liabilities	(1,102,500)

Derivative warrant liabilities at June 30, 2022	$661,500
Change in fair value of derivative warrant liabilities	(514,500)

Derivative warrant liabilities at September 30, 2022	$147,000

Derivative warrant liabilities at December 31, 2020	$25,856,500
Transfer of Public Warrants to Level 1	(8,740,000)
Change in fair value of derivative warrant liabilities	(12,559,500)

Derivative warrant liabilities at December 31, 2021	$4,557,000
Change in fair value of derivative warrant liabilities	(4,410,000)
Transfer of Private Placement Warrants to Level 2	(147,000)

Derivative warrant liabilities at December 31, 2022	$—